Intangible Assets, Note: Schedule of Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Intangible Assets

	2013	2012	2011
Cost:
Castrovilla customer base	$2,533,164	$2,533,164	$2,533,164
Xnergy customer base	9,137,225	9,137,225	9,137,225
Intelligent Power patents	4,147,832	-	-
Millenium Power battery technology	10,039,872	-	-
Total Cost	25,858,093	11,670,389	11,670,389
Accumulated Amortization:
Castrovilla customer base	(1,474,950)	(983,300)	(491,650)
Xnergy customer base	(4,264,038)	(2,436,594)	(609,148)
Intelligent Power patents	(101,663)	-	-
Millenium Power battery technology	(196,860)	-	-
Total Accumulated Amortization	(6,037,513)	(3,419,894)	(1,100,799)
Net	$19,820,580	$8,250,495	$10,569,590